Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 8.1%

Security	Principal Amount (000's omitted)	Value
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	$102	$ 101,099
Amur Equipment Finance Receivables XII, LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	2,565	2,559,690
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	622,366
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	300	298,957
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	164	139,768
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	638,942
Conn's Receivables Funding, LLC, Series 2022-A, Class A, 5.87%, 12/15/26(1)	160	160,605
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	955,119
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	403	369,339
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	732,584
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	419,063
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	3,175	3,150,005
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	200	163,588
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	423	390,065
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	132	101,182
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	93	89,857
Series 2021-3, Class B, 0.76%, 2/26/29(1)	98	93,437
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	1,111	1,106,391
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	775	771,467
Marlette Funding Trust:
Series 2021-1A, Class B, 1.00%, 6/16/31(1)	81	81,126
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,399	1,394,005
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	911	815,335
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	755,467
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,441	1,063,482
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	476	448,957
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,613	1,465,498
Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	$260	$ 234,077
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29(1)	520	517,491
OneMain Financial Issuance Trust:
Series 2020-1A, Class B, 4.83%, 5/14/32(1)	3,009	2,991,329
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,025	980,510
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	81	77,433
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	142	139,721
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	278	252,059
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,040,034
Series 2022-2, Class A, 5.94%, 10/9/29(1)	118	117,276
Series 2022-3, Class A, 7.451%, 1/8/30(1)	1,871	1,873,408
Pagaya AI Debt Selection Trust:
Series 2021-3, Class A, 1.15%, 5/15/29(1)	115	113,845
Series 2021-5, Class A, 1.53%, 8/15/29(1)	125	122,593
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	67	64,316
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	603	512,638
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 7/15/23, 10/15/49(1)(3)	500	484,819
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	326	257,309
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	924	924,348
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	335	334,914
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	309	304,352
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	533,048
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,270,708
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,153	1,023,496
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,428	1,166,531
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	255	225,802
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	384	368,051
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	338	282,908
Sunnova Helios VII Issuer, LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	663	528,524
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,054	976,272
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,451	1,945,813

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	$157	$ 126,084
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	586	522,848
Theorem Funding Trust:
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	126	123,767
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	252	253,722
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	4,126	3,976,822
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	122,995
Total Asset-Backed Securities (identified cost $45,176,168)		$ 43,677,257

Collateralized Mortgage Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(4)	$24	$ 24,035
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	156	155,558
Series 2021-3A, Class A2, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	150	145,870
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	479	422,321
CHNGE Mortgage Trust, Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	890	883,210
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	110	114,151
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	55	54,752
Series 2022-DNA1, Class M1A, 6.067%, (30-day average SOFR + 1.00%), 1/25/42(1)(4)	1,811	1,786,814
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	181	180,357
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 8.017%, (30-day average SOFR + 2.95%), 6/25/42(1)(4)	1,597	1,637,985
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	477,791
Series 2023-84, Class MW, 6.00%, 6/20/53	492	505,601
PNMAC GMSR Issuer Trust:
Series 2018-FT1, Class A, 8.50%, (1 mo. USD LIBOR + 3.35%), 4/25/25(1)(4)	2,000	1,986,254
Series 2018-GT1, Class A, 9.00%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(4)	500	501,261
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2022-GT1, Class A, 9.317%, (30-day average SOFR + 4.25%), 5/25/27(1)(4)	$500	$ 500,530
Total Collateralized Mortgage Obligations (identified cost $9,361,843)		$ 9,376,490

Commercial Mortgage-Backed Securities — 9.2%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.034%), 10/15/36(1)(4)	$4,438	$ 4,412,480
Series 2019-XL, Class B, 6.342%, (1 mo. SOFR + 1.194%), 10/15/36(1)(4)	1,006	997,526
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(4)	1,357	1,301,707
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	246	234,267
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	180	170,641
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class B, 6.443%, (1 mo. USD LIBOR + 1.25%), 12/15/37(1)(4)	1,852	1,826,175
Series 2019-LIFE, Class D, 6.943%, (1 mo. USD LIBOR + 1.75%), 12/15/37(1)(4)	1,000	985,293
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	1,050	1,014,445
Series 2022-NWPT, Class A, 8.29%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	1,154	1,155,939
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	3,862	3,790,008
Series 2021-ESH, Class B, 6.574%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(4)	1,354	1,322,935
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	1,260	1,228,745
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.029%, 9/25/27(2)	2,990	2,789,013
Series 2018-M4, Class A2, 3.166%, 3/25/28(2)	6,611	6,214,856
Series 2018-M13, Class A2, 3.866%, 9/25/30(2)	712	680,446
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	2,794	2,665,243
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,691	5,063,260
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,556,719
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(4)	3,358	3,319,627
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 6.062%, (1 mo. SOFR + 0.915%), 4/15/38(1)(4)	4,040	3,977,894
Series 2021-MHC, Class B, 6.362%, (1 mo. SOFR + 1.215%), 4/15/38(1)(4)	1,040	1,019,888

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(4)(5)	$1,118	$ 1,085,557
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	410	329,625
VMC Finance, LLC, Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(4)	235	228,016
Total Commercial Mortgage-Backed Securities (identified cost $50,176,743)		$ 49,370,305

Corporate Bonds — 27.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese US Holdings, LLC, 6.165%, 7/15/27	$2,636	$ 2,624,201
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	204	179,193
		$ 2,803,394
Communications — 1.8%
AT&T, Inc.:
3.55%, 9/15/55	$1,740	$ 1,219,391
3.65%, 6/1/51	1,139	836,809
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,947	2,981,251
Comcast Corp.:
2.887%, 11/1/51	1,634	1,096,451
4.25%, 1/15/33	662	629,269
Rogers Communications, Inc., 4.55%, 3/15/52(1)	3,484	2,804,318
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	163,097
SES S.A., 5.30%, 4/4/43(1)	130	93,933
		$9,824,519
Consumer, Cyclical — 3.3%
Aptiv PLC, 3.10%, 12/1/51	$1,035	$651,628
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	459	393,149
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	728	712,540
4.75%, 10/20/28(1)	1,201	1,166,765
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,420	1,683,313
Ford Motor Co., 3.25%, 2/12/32	1,178	927,798
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	487	498,503
General Motors Co., 5.60%, 10/15/32(6)	2,670	2,584,415
General Motors Financial Co., Inc.:
4.30%, 4/6/29	366	336,118
5.80%, 6/23/28	1,860	1,853,836
5.85%, 4/6/30	375	372,082
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Hyatt Hotels Corp.:
1.30%, 10/1/23	$94	$ 93,146
1.80%, 10/1/24	39	37,135
Hyundai Capital America:
5.68%, 6/26/28(1)	1,000	992,530
5.80%, 6/26/25(1)	1,688	1,685,450
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	809	682,327
5.391%, 3/15/62	3,860	3,148,349
		$17,819,084
Consumer, Non-cyclical — 2.0%
Amgen, Inc., 5.65%, 3/2/53	$2,000	$2,026,860
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	851	773,087
Block Financial, LLC, 3.875%, 8/15/30	437	385,838
Centene Corp.:
2.50%, 3/1/31	1,500	1,197,697
4.625%, 12/15/29	312	287,457
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	172,376
Conservation Fund (The), 3.474%, 12/15/29	190	164,580
CVS Health Corp.:
4.30%, 3/25/28	136	131,255
5.25%, 1/30/31	1,335	1,331,230
5.875%, 6/1/53	2,129	2,184,775
CVS Pass-Through Trust, 6.036%, 12/10/28	140	138,725
Ford Foundation (The), 2.415%, 6/1/50	270	179,439
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	210,888
Merck & Co., Inc., 2.45%, 6/24/50	591	388,091
Pfizer, Inc., 2.625%, 4/1/30	460	409,205
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	701	518,497
		$10,500,000
Energy — 0.1%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$544	$480,605
		$480,605
Financial — 14.6%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$244	$206,140
Ally Financial, Inc., 8.00%, 11/1/31	1,807	1,877,396
American National Group, LLC, 6.144%, 6/13/32(1)	250	237,627
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,678	1,667,269
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	259,858
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	316	289,606

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	$693	$ 692,047
6.375%, 7/15/30(1)	1,533	1,521,558
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(7)	1,000	868,890
4.175% to 3/24/27, 3/24/28(7)	200	187,344
5.294%, 8/18/27	1,200	1,177,686
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(7)	1,140	1,018,393
2.087% to 6/14/28, 6/14/29(7)	243	207,479
2.299% to 7/21/31, 7/21/32(7)	697	557,681
2.572% to 10/20/31, 10/20/32(7)	227	184,979
3.824% to 1/20/27, 1/20/28(7)	3,987	3,772,469
3.846% to 3/8/32, 3/8/37(7)	2,844	2,433,750
4.571% to 4/27/32, 4/27/33(7)	1,152	1,083,703
4.948% to 7/22/27, 7/22/28(7)	636	625,131
5.202% to 4/25/28, 4/25/29(7)	2,181	2,158,528
6.204% to 11/10/27, 11/10/28(7)	1,334	1,372,232
Bank of New York Mellon Corp. (The), 4.706% to 2/1/33, 2/1/34(7)	1,940	1,864,800
BNP Paribas S.A.:
7.75% to 8/16/29(1)(7)(8)	244	236,778
9.25% to 11/17/27(1)(6)(7)(8)	207	213,854
Boston Properties, L.P., 2.45%, 10/1/33(6)	1,225	883,962
Brookfield Finance, Inc., 4.70%, 9/20/47	485	406,313
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(7)	800	798,812
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(7)	197	167,473
3.75%, 7/28/26	212	197,546
4.20%, 10/29/25	1,000	956,389
CBRE Services, Inc., 5.95%, 8/15/34	1,205	1,190,879
Charles Schwab Corp. (The):
2.45%, 3/3/27	1,060	950,573
5.853% to 5/19/33, 5/19/34(7)	1,586	1,610,712
CI Financial Corp.:
3.20%, 12/17/30	501	376,064
4.10%, 6/15/51	789	480,724
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(7)	1,287	1,074,336
4.00% to 12/10/25(7)(8)	415	355,344
4.125%, 7/25/28	1,591	1,500,897
5.316% to 3/26/40, 3/26/41(7)	647	632,649
Corporate Office Properties, L.P., 2.90%, 12/1/33	197	136,751
EPR Properties, 4.95%, 4/15/28	2,471	2,210,191
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Extra Space Storage, L.P.:
2.55%, 6/1/31	$300	$ 243,096
5.50%, 7/1/30	1,175	1,166,800
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	1,450	1,449,585
GA Global Funding Trust, 2.25%, 1/6/27(1)	553	490,359
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	1,039	783,051
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,254	1,125,187
3.75%, 9/15/30(1)(6)	2,300	1,806,718
6.00%, 4/15/25(1)	685	676,581
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(7)	2,848	2,874,946
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(7)	438	426,051
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	403,903
8.248% to 11/21/32, 11/21/33(1)(7)	2,549	2,679,116
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(7)	328	289,764
2.545% to 11/8/31, 11/8/32(7)	122	100,008
2.739% to 10/15/29, 10/15/30(7)	2,314	1,995,500
3.54% to 5/1/27, 5/1/28(7)	1,100	1,029,095
4.005% to 4/23/28, 4/23/29(7)	846	797,339
4.493% to 3/24/30, 3/24/31(7)	799	768,448
KeyBank N.A., 5.85%, 11/15/27	395	372,277
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	695	479,135
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	543	545,358
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	541	535,469
Principal Financial Group, Inc., 4.625%, 9/15/42	308	265,192
Radian Group, Inc., 4.875%, 3/15/27	1,270	1,198,880
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(7)	255	237,606
9.375% to 11/22/27(1)(7)(8)	276	270,480
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(7)	200	192,363
1.456% to 1/14/26, 1/14/27(1)(7)	243	215,589
1.822% to 11/23/24, 11/23/25(1)(7)	200	187,099
Stifel Financial Corp., 4.00%, 5/15/30	438	374,339
Sun Communities Operating, L.P.:
4.20%, 4/15/32	500	437,266
5.70%, 1/15/33	445	434,023
Swedbank AB, 5.337%, 9/20/27(1)	1,012	998,298
Synchrony Bank, 5.40%, 8/22/25	500	478,760
Synchrony Financial, 4.50%, 7/23/25	1,600	1,509,205
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	373	299,914

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Synovus Bank/Columbus, GA: (continued)
5.625%, 2/15/28	$611	$ 552,532
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(7)	365	332,878
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(7)	1,268	1,291,306
Truist Financial Corp.:
5.10% to 3/1/30(7)(8)	232	201,840
5.867% to 6/8/33, 6/8/34(7)	3,816	3,819,304
6.047% to 6/8/26, 6/8/27(7)	515	515,446
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(7)	3,153	3,154,165
5.836% to 6/10/33, 6/12/34(7)	1,149	1,157,841
UBS AG, 1.25%, 6/1/26(1)	236	207,727
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(7)	745	564,753
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)	244	187,399
		$78,766,804
Government - Multinational — 1.9%
Asian Development Bank:
2.375%, 8/10/27	$2,500	$2,319,886
3.125%, 9/26/28	291	275,532
European Bank for Reconstruction & Development, 1.50%, 2/13/25	305	287,992
European Investment Bank:
1.625%, 5/13/31	585	493,348
2.125%, 4/13/26	1,166	1,091,847
2.375%, 5/24/27	2,860	2,653,259
2.875%, 6/13/25(1)	1,942	1,867,897
Inter-American Development Bank, 0.875%, 4/3/25(6)	241	224,251
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	830,038
		$10,044,050
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)(6)	$2,600	$2,476,963
		$2,476,963
Industrial — 0.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	$713	$702,265
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	810	815,001
		$1,517,266
Technology — 1.8%
Apple, Inc., 3.45%, 2/9/45	$936	$790,032
Fidelity National Information Services, Inc., 2.25%, 3/1/31(6)	1,700	1,357,741
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$1,141	$ 1,137,817
Intel Corp., 5.70%, 2/10/53	1,002	1,020,057
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(6)	895	728,729
3.15%, 10/15/31	1,600	1,201,454
Micron Technology, Inc.:
2.703%, 4/15/32	480	378,960
5.875%, 9/15/33	2,690	2,667,034
Seagate HDD Cayman, 5.75%, 12/1/34	316	280,739
		$9,562,563
Utilities — 0.7%
AES Corp. (The), 2.45%, 1/15/31	$386	$312,222
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	329,539
Enel Finance International N.V., 1.375%, 7/12/26(1)	201	177,528
MidAmerican Energy Co., 4.25%, 7/15/49	1,016	865,535
New England Power Co., 5.936%, 11/25/52(1)	502	525,385
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,482	1,271,428
Northern States Power Co., 2.60%, 6/1/51	317	203,649
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	219,481
		$3,904,767
Total Corporate Bonds (identified cost $152,538,387)		$147,700,015

High Social Impact Investments — 0.1%(9)

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$250	$ 242,910
Total High Social Impact Investments (identified cost $250,000)		$ 242,910

Preferred Stocks — 0.0%(9)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(9)
United States Cellular Corp., 5.50%	16,250	$ 237,250
Total Preferred Stocks (identified cost $406,250)		$ 237,250

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$934	$ 835,842
1.75%, 9/14/29	2,635	2,302,848
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	3,400	2,739,131
Total Sovereign Government Bonds (identified cost $6,101,726)		$ 5,877,821

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,047,800
		$ 1,047,800
Special Tax Revenue — 0.0%(9)
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 131,355
Social Bonds, 3.034%, 6/1/34	110	92,186
		$ 223,541
Water and Sewer — 0.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$516,777
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	142,595
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,262,449
		$1,921,821
Total Taxable Municipal Obligations (identified cost $3,929,736)		$3,193,162

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 130,582
3.485%, 8/1/35	85	76,050
3.585%, 8/1/37	150	133,354
Total U.S. Government Agencies and Instrumentalities (identified cost $411,696)		$ 339,986

U.S. Government Agency Mortgage-Backed Securities — 19.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #QF7094, 5.00%, 2/1/53	$1,722	$ 1,688,744
Pool #RA9348, 6.00%, 6/1/53	245	247,666
Pool #SD8142, 3.00%, 4/1/51	241	213,473
Federal National Mortgage Association:
4.00%, 30-Year, TBA(12)	19,812	18,593,867
4.50%, 30-Year, TBA(12)	14,454	13,893,912
5.00%, 30-Year, TBA(12)	38,069	37,309,108
5.50%, 30-Year, TBA(12)	26,568	26,448,630
Pool #CB4029, 4.50%, 7/1/52	1,765	1,697,605
Pool #FS2662, 4.50%, 7/1/52	2,582	2,483,369
Pool #FM6803, 2.00%, 4/1/51	160	132,816
Pool #FM7023, 3.00%, 7/1/49	132	117,937
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	235	200,589
Pool #CB8629, 2.50%, 4/20/51	349	298,180
Pool #CS1930, 6.00%, 4/20/53	145	147,326
Pool #CT0829, 6.00%, 6/20/53	245	249,402
Pool #CU1021, 5.50%, 6/20/53	1,665	1,670,822
Pool #CU2162, 7.00%, 6/20/53	650	683,906
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $106,676,865)		$106,077,352

U.S. Treasury Obligations — 42.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$375	$ 218,123
1.875%, 2/15/41	1,340	974,170
1.875%, 11/15/51	442	291,962
2.00%, 2/15/50	355	243,556
2.00%, 8/15/51	150	102,305
2.25%, 2/15/52	1,115	806,385
3.00%, 8/15/52	244	207,553
3.25%, 5/15/42	2,100	1,874,988
3.375%, 8/15/42	850	771,939
3.625%, 2/15/53	2,905	2,788,800
3.875%, 2/15/43	27,642	26,959,588
3.875%, 5/15/43(6)	3,800	3,708,562
4.00%, 11/15/52	5,243	5,387,182
U.S. Treasury Notes:
0.25%, 3/15/24	7,515	7,249,874
0.375%, 12/31/25	811	731,183

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.75%, 12/31/23	$675	$ 659,987
0.875%, 1/31/24	5,725	5,577,335
1.00%, 7/31/28	266	228,189
1.25%, 3/31/28	1,646	1,440,925
1.25%, 4/30/28	65	56,798
1.25%, 6/30/28	375	326,514
1.375%, 9/30/23	3,636	3,601,538
1.50%, 1/31/27	626	567,166
1.875%, 2/28/27	100	91,684
2.00%, 4/30/24	2,500	2,430,664
2.125%, 3/31/24	10,000	9,761,290
2.75%, 8/15/32	35,420	32,477,788
3.25%, 8/31/24	1,900	1,854,689
3.375%, 5/15/33	6,333	6,108,376
3.50%, 1/31/28	7,893	7,665,768
3.625%, 3/31/28	10,575	10,330,040
3.625%, 5/31/28	36,427	35,633,005
3.875%, 3/31/25	10,050	9,853,318
3.875%, 4/30/25	10,855	10,644,684
3.875%, 11/30/27	1,998	1,970,020
3.875%, 12/31/27	5,265	5,192,092
4.00%, 2/29/28	3,165	3,142,190
4.125%, 1/31/25	4,350	4,282,371
4.25%, 12/31/24	4,950	4,881,551
4.25%, 5/31/25	10,473	10,341,883
4.50%, 11/30/24	5,767	5,706,627
Total U.S. Treasury Obligations (identified cost $230,212,322)		$227,142,662

Short-Term Investments — 7.4%
Affiliated Fund — 6.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(13)	34,727,428	$ 34,727,428
Total Affiliated Fund (identified cost $34,727,428)		$ 34,727,428
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(14)	4,768,090	$ 4,768,090
Total Securities Lending Collateral (identified cost $4,768,090)		$ 4,768,090
Total Short-Term Investments (identified cost $39,495,518)		$ 39,495,518
Total Investments — 117.7% (identified cost $644,737,254)		$632,730,728
Other Assets, Less Liabilities — (17.7)%		$(95,010,050)
Net Assets — 100.0%		$537,720,678

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $118,027,058 or 21.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $8,871,230 and the total market value of the collateral received by the Fund was $9,139,429, comprised of cash of $4,768,090 and U.S. government and/or agencies securities of $4,371,339.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated company.

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(11)	Restricted security. Total market value of restricted securities amounts to $242,910, which represents less than 0.05% of the net assets of the Fund as of June 30, 2023.
(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement date.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(14)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	191	Long	9/29/23	$38,838,656	$(200,151)
U.S. 5-Year Treasury Note	158	Long	9/29/23	16,920,813	(227,105)
U.S. Long Treasury Bond	87	Long	9/20/23	11,040,844	(64,391)
U.S. Ultra-Long Treasury Bond	15	Long	9/20/23	2,043,281	2,815
U.S. 10-Year Treasury Note	(30)	Short	9/20/23	(3,367,969)	15,892
					$(472,940)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $36,055,895, which represents 6.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 189,873	$ —	$ (191,000)	$ —	$ 1,127	$ —	$ 261	$ —

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	$ 635,861	$ —	$ (640,000)	$ 4,393	$ (256)	$ —	$ 914	$ —
Series 2017-CLS, Class D, 4.218%, (1 mo. USD LIBOR + 1.40%), 11/15/34	1,101,652	—	(1,110,000)	13,795	(5,452)	—	1,825	—
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	1,216,422	—	(123,132)	—	(8,067)	1,085,557	55,410	1,117,961
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	232,190	—	—	—	10,720	242,910	2,813	250,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	9,608,995	202,181,462	(177,063,029)	—	—	34,727,428	338,923	34,727,428
Total				$ 18,188	$(1,928)	$36,055,895	$400,146

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$43,677,257	$ —	$43,677,257
Collateralized Mortgage Obligations	—	9,376,490	—	9,376,490
Commercial Mortgage-Backed Securities	—	49,370,305	—	49,370,305
Corporate Bonds	—	147,700,015	—	147,700,015
High Social Impact Investments	—	242,910	—	242,910
Preferred Stocks	237,250	—	—	237,250
Sovereign Government Bonds	—	5,877,821	—	5,877,821
Taxable Municipal Obligations	—	3,193,162	—	3,193,162
U.S. Government Agencies and Instrumentalities	—	339,986	—	339,986
U.S. Government Agency Mortgage-Backed Securities	—	106,077,352	—	106,077,352
U.S. Treasury Obligations	—	227,142,662	—	227,142,662
Short-Term Investments:
Affiliated Fund	34,727,428	—	—	34,727,428
Securities Lending Collateral	4,768,090	—	—	4,768,090
Total Investments	$39,732,768	$592,997,960	$ —	$632,730,728

Calvert
Core Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$18,707	$ —	$ —	$18,707
Total	$39,751,475	$592,997,960	$ —	$632,749,435
Liability Description
Futures Contracts	$(491,647)	$ —	$ —	$(491,647)
Total	$(491,647)	$ —	$ —	$(491,647)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.